Annual Fund Operating Expenses	Aug. 31, 2025
Neuberger China Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Neuberger China Equity ETF | Neuberger China Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Other Expenses (as a percentage of Assets):	4.32%
Expenses (as a percentage of Assets)	5.01%
Fee Waiver or Reimbursement	(4.26%)
Net Expenses (as a percentage of Assets)	0.75%	[1]
Neuberger Commodity Strategy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Neuberger Commodity Strategy ETF | Neuberger Commodity Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other expenses of Fund	0.03%
Other expenses of Subsidiary	0.14%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.65%	[2]
Neuberger Core Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Neuberger Core Equity ETF | Neuberger Core Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	0.29%	[3],[4]
Neuberger Growth ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Neuberger Growth ETF | Neuberger Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Other Expenses (as a percentage of Assets):	2.27%
Expenses (as a percentage of Assets)	2.83%
Fee Waiver or Reimbursement	(2.39%)
Net Expenses (as a percentage of Assets)	0.44%	[5],[6]
Neuberger Japan Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Neuberger Japan Equity ETF | Neuberger Japan Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Other Expenses (as a percentage of Assets):	1.23%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(1.42%)
Net Expenses (as a percentage of Assets)	0.50%	[7],[8]
Neuberger Option Strategy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Neuberger Option Strategy ETF | Neuberger Option Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.57%	[9]
Neuberger Quality Select ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Neuberger Quality Select ETF | Neuberger Quality Select ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.97%	[10]
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(1.04%)
Net Expenses (as a percentage of Assets)	0.48%	[11],[12]
Neuberger Small-Mid Cap ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2029
Neuberger Small-Mid Cap ETF | Neuberger Small-Mid Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[13]
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.10%)	[14]
Net Expenses (as a percentage of Assets)	0.65%	[15]
Neuberger Small Value ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Neuberger Small Value ETF | Neuberger Small Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.99%	[16]
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(1.04%)
Net Expenses (as a percentage of Assets)	0.44%	[17],[18]

[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.74% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund, including those fees and expenses waived or reimbursed for the predecessor fund, Neuberger Berman Greater China Equity Fund, provided that repayment does not cause annual Operating Expenses to exceed 0.74% of the Fund's average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.64% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund, including those fees and expenses waived or reimbursed for the predecessor fund, Neuberger Berman Commodity Strategy Fund, provided that repayment does not cause annual Operating Expenses to exceed 0.64% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense. For purposes of the contractual expense limitation, Operating Expenses shall be deemed to include the Operating Expenses of the Fund’s wholly owned Cayman Islands subsidiary (see the “Principal Investment Strategies” section).
[3]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.29% of average net assets until 08/31/2027 (after taking into account the Fee Waiver discussed in Footnote 2 below) and 0.39% of average net assets from 9/1/2027 to 08/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[4]	The Manager has contractually undertaken to waive its management fee by 0.10% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 1 above and will not reduce expenses below the expense limitation arrangement described in footnote 1 above.
[5]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.43% of average net assets until 8/31/2027 (after taking into account the Fee Waiver discussed in footnote 2 below) and 0.56% of average net assets from 9/1/2027 to 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[6]	The Manager has contractually undertaken to waive its management fee by 0.13% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 1 above and will not reduce expenses below the expense limitation arrangement described in footnote 1 above.
[7]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.49% of average net assets until 8/31/2027 (after taking into account the Fee Waiver discussed in footnote 2 below) and 0.69% of average net assets from 9/1/2027 to 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[8]	The Manager has contractually undertaken to waive its management fee by 0.20% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 1 above and will not reduce expenses below the expense limitation arrangement described in footnote 1 above.
[9]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.55% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund, including those fees and expenses waived or reimbursed for the Institutional Class of the predecessor fund, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, provided that repayment does not cause annual Operating Expenses to exceed 0.55% of the Fund's average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[10]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[11]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.48% of average net assets until 8/31/2027 (after taking into account the Fee Waiver discussed in footnote 3 below) and 0.55% of average net assets from 9/1/2027 to 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[12]	The Manager has contractually undertaken to waive its management fee by 0.07% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.
[13]	“Management fees” have been restated to reflect current management fees.
[14]	“Fee waivers and/or expense reimbursement” have been restated to reflect the contractual expense limitation described in footnote 3 below.
[15]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.64% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed 0.64% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[16]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[17]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.44% of average net assets until 8/31/2027 (after taking into account the Fee Waiver discussed in footnote 3 below) and 0.49% of average net assets from 9/1/2027 to 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[18]	The Manager has contractually undertaken to waive its management fee by 0.05% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.